Staff costs (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Staff costs
Wages and salaries	SFr 188,848	SFr 28,811	SFr 373,300	SFr 113,580
Social charges and insurances	13,743	5,775	29,452	11,550
Value of share-based services	535	1,851	1,311	4,287
Retirement benefit (note 15)	18,475	8,059	36,951	16,121
Total staff costs	SFr 221,601	SFr 44,496	SFr 441,014	SFr 145,538